.................................
                                               .          OMB APPROVAL         .
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001
                                               ------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -------------------------------
         This Amendment (Check only one.):   [_]   is a restatement.
                                             [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Investor AB
Address:          Arsenalsgatan 8C, S-103, 32
                  Stockholm, Sweden

Form 13F File Number:  28-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   Mr. Michael Oporto                    Mr. Henry Gooss
Title:                  Attorney-in-Fact                      Attorney-in-Fact
Phone:                  (212) 515-9000                        (212) 515-9000

Signature, Place, and Date of Signing:

/s/  Michael Oporto             New York, New York            November  13, 2001
-------------------             -------------------           ------------------
(Signature)                     (City, State)                 (Date)

/s/  Henry Gooss                New York, New York            November  13, 2001
----------------                -------------------           ------------------
(Signature)                     (City, State)                 (Date)

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     4
                                                                    ----
Form 13F Information Table Entry Total:                               14
                                                                    ----
Form 13F Information Table Value Total:                             $178,896*
                                                                    ---------
                                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.              Form 13F File Number            Name
---              --------------------            ----
1.               Not Known                       Investor Trading AB
2.               Not Known                       Investor Growth Capital Limited
3.               Not Known                       Investor Group, LP
4.               Not Known                       Duba AB


* In prior quarterly submissions of this Form, the institutional investment manager filing this report has reported exercising investment discretion over certain Section 13(f) securities when, in fact, such institutional investment manager exercised investment discretion over foreign securities that, although convertible into such
         Section 13(f) securities, were not in and of themselves Section 13(f) securities. Beginning with this filing, the institutional manager filing this report will only report exercising investment discretion over the Section 13(f) securities in its portfolio.


                                                             Investor AB
                                                              Form 13F
                                                  Quarter ended September 30, 2001

--------------------- ----------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------------------
                      Title of                Value      Shares/      Sh/   Put/   Invstmt      Other           Voting Authority
Name of Issuer        Class       CUSIP       (x$1000)   Prn Amt      Prn   Call   Dscretn      Managers    Sole    Shared     None
--------------------- ----------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------------------
--------------------- ----------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------ -----------
Amkor Technology      COM         031652100      10,520    1,000,000  SH           Defined          2         1,000,000
Inc.
--------------------- ----------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------ -----------
--------------------- ----------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------ -----------
Axcan Pharma Inc.     COM         054923107      35,667    3,333,334  SH           Defined         2, 3       3,333,334
--------------------- ----------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------ -----------
--------------------- ----------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------ -----------
Barrick Gold Corp     COM         067901108      11,278      650,000  SH           Defined          1           650,000
--------------------- ----------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------ -----------
--------------------- ----------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------ -----------
Black & Decker Corp   COM         091797100         936       30,000  SH           Defined          1            30,000
--------------------- ----------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------ -----------
--------------------- ----------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------ -----------
Edison Schools Inc.   CL A        281033100      29,902    1,980,286  SH           Defined          4         1,980,286
--------------------- ----------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------ -----------
--------------------- ----------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------ -----------
Esperion              COM         29664R106       6,117      821,022  SH           Sole                         821,022
Therapeutics Inc.
--------------------- ----------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------ -----------
--------------------- ----------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------ -----------
Homestake Mng Co      COM         437614100       7,208      775,000  SH           Defined          1           775,000
--------------------- ----------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------ -----------
--------------------- ----------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------ -----------
Intrabiotics          COM         46116T100       4,063    3,125,000  SH           Defined         2, 3       3,125,000
Pharmaceuticals
--------------------- ----------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------ -----------
--------------------- ----------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------ -----------
Intuitive Surgical    COM         46120E107      15,784    2,529,545  SH           Defined         2, 3       2,529,545
Inc.
--------------------- ----------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------ -----------
--------------------- ----------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------ -----------
Medtronic Inc.        COM         585055106      11,345      260,810  SH           Defined         2, 3         260,810
--------------------- ----------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------ -----------
--------------------- ----------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------ -----------
Metlife Inc.          COM         59156R108      14,850      500,000  SH           Defined          1           500,000
--------------------- ----------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------ -----------
--------------------- ----------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------ -----------
Newmont Mining Corp   COM         651639106      13,452      570,000  SH           Defined          1           570,000
--------------------- ----------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------ -----------
--------------------- ----------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------ -----------
Phoenix Cos Inc New   COM         71902E109       6,712      464,500  SH           Defined          1           464,500
--------------------- ----------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------ -----------
--------------------- ----------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------ -----------
Placer Dome Inc       COM         725906101      11,063      865,000  SH           Defined          1           865,000
--------------------- ----------- ----------- ---------- ------------ ----- ------ ------------ ----------- ------------ -----------
--------------------- ----------- ----------- ---------- --------- -----------------------------------------------------------------

REPORT SUMMARY        14 DATA
                      RECORDS                   178,896            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
--------------------- ----------- ----------- ---------- --------- -----------------------------------------------------------------
